GOING CONCERN	12 Months Ended
Oct. 31, 2016
Going Concern
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Since its inception the Company has been engaged, substantially, in financing activities and developing its business plan. As shown in the financial statements, during the period from inception on November 12, 2015 through October 31, 2016, the Company incurred net losses of $197,311 and as of the same date had an accumulated deficit of $197,311.  If the Company is unable to generate profits and is unable to continue to obtain financing for its working capital requirements, it may have to curtail its business sharply or cease business altogether.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustment relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company is taking steps to provide the necessary capital to continue its operations. These steps include, but are not limited to: 1) raising equity financing; 2) developing the business model to generate sales.